UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity:

Central Index Key Number of the issuing entity: 0001798801

GNMAG ASSET BACKED SECURITIZATIONS TRUST, SERIES 2020-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-220994

Central Index Key Number of the depositor: 0001718415

GNMAG ASSET BACKED SECURITIZATIONS, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001719617

 GMTH HOLDINGS, LLC

(Exact name of sponsor as specified in its charter)

Chris Vaughan (646) 402-9802

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION INCLUDED WITH THIS FORM

Item 1 - Asset Data File in accordance with Exhibit 601(b) (102) (17 CFR 229.601(b) (102)).

Item 2 - Asset Related Document in accordance with Exhibit 601(b) (103) (17 CFR 229.601(b) (103)).

EXPLANATORY NOTE: This Form ABS-EE/A and the attached Exhibits 102 and 103 amend and restate in their entirety the submission of electronic exhibits for asset-backed securities offerings on Form ABS-EE and attached Exhibits 102 and 103 previously filed with the U.S. Securities and Exchange Commission on December 10, 2020 with respect to GNMAG ASSET BACKED SECURITIZATIONS TRUST, SERIES 2020-1 (the “Original Report”). Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the Original Report are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized

GNMAG ASSET BACKED SECURITIZATIONS, LLC

(Depositor)

Dated: January 4, 2021

By:      GNMAG Asset Backed Securitizations, LLC, as Depositor

By:     /s/ Chris Vaughan

Name:     Chris Vaughan

Title:       President